Income Taxes - Reconciliation of Tax Computed Applying Statutory Income Tax Rate (Parenthetical) (Detail) (PRC [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2007
PRC [Member]
Income Tax Contingency [Line Items]
Percentage of PRC income tax	25.00%	15.00%